Subsequent Events	6 Months Ended	12 Months Ended
	Aug. 31, 2024	Feb. 29, 2024
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 - Subsequent Events

Related Party Advances

Between September 1, 2024 and October 11, 2024, additional net related party advances totaled $84,060, and the aggregate outstanding principal balance of related party advances was $2,802,654.

On September 13, 2024, the Company’s board of directors approved the conversion of up to 100% of the outstanding principal balance of the promissory notes held by Messrs. Kerby and Monaco into shares of a series of non-redeemable convertible preferred stock preferred stock yet to be designated. Messrs. Kerby and Monaco have agreed to initially convert $1,500,000, or 56.3% of their total outstanding principal balance of $2,666,790 into the new series of convertible preferred stock, and, at their discretion, may convert up to the remaining principal balance, or any portion thereof, into additional shares of such convertible preferred stock at a future date. The conversion remains subject to completion of final documentation for the transaction, including the filing of the certificate of designation for the new series of convertible preferred stock with the Nevada Secretary of State.

Nasdaq Listing Requirement Deficiency Notice

On September 18, 2024, the Company received a notification letter (the “Notice”) from the Nasdaq Listing Qualifications Staff (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that its amount of stockholders’ equity has fallen below the $2,500,000 required minimum for continued listing set forth in Nasdaq Listing Rule 5550(b)(1). The Notice also noted that the Company does not meet the alternatives of market value of listed securities or net income from continuing operations, and therefore, the Company no longer complies with Nasdaq’s Listing Rules.

Under Nasdaq Listing Rules, the Company has until November 4, 2024 to provide Nasdaq with a specific plan to achieve and sustain compliance. If Nasdaq accepts the Company’s plan to regain compliance, Nasdaq may grant an extension of up to 180 calendar days from the date of the Notice to evidence compliance. If Nasdaq does not accept the Company’s plan to regain compliance, the Company will have the opportunity to appeal the decision to a Nasdaq Hearings Panel. A hearing request will stay the suspension and delisting of the Company’s securities pending the Nasdaq Hearings Panel’s decision.

The Notice has no immediate effect on the listing of the Company’s common stock on the Nasdaq Capital Market, and, therefore, the Company’s listing remains fully effective.

The Company is evaluating various courses of action to achieve compliance with Nasdaq Listing Rule 5550(b)(1). There can be no assurance that the Company will regain compliance with Nasdaq Listing Rule 5550(b)(1) or that the Company will be able meet the continued listing requirements during any compliance period that may be granted by Nasdaq.

On September 18, 2024, the Company also received a letter from the Staff of Nasdaq indicating that the Staff has determined that the Company has regained compliance with the periodic filing requirements set forth in Nasdaq Listing Rule 5250(c)(1) because the Company filed its Annual Report on Form 10-K for the fiscal year ended February 29, 2024 and the Quarterly Report on Form 10-Q for the quarter ended May 31, 2024.

Accordingly, the Company has regained full compliance with the periodic filing requirement deficiency, which the Company disclosed in those Current Reports on Form 8-K filed with the Securities and Exchange Commission on June 21, 2024 and July 19, 2024, and Nasdaq has informed the Company in writing that the matter is now closed.

September 2024 Alumni Capital Transactions

On September 19, 2024 the Company entered into a securities purchase agreement (the “Note & Warrant SPA”) with Alumni Capital LP (Alumni Capital”) for the sale of a short-term promissory note (the “Alumni Note”) and warrants (the “Warrants”) to Alumni Capital for total consideration of $250,000. After deducting commissions, net proceeds to the Company were $230,000.

The Alumni Note is in the principal amount of $300,000 with an original issue discount of $50,000 and guaranteed interest on the principal amount of ten percent (10%) per annum which shall be due and payable on December 19, 2024. In the event of a failure to re-pay the Alumni Note on or before December 19, 2024, the interest rate will increase to the lesser of twenty-two percent (22%) per annum or the maximum amount permitted under law from the due date thereof until the same is paid. The Alumni Note is convertible into common stock of the Company only upon an event of default.

Upon such an event of default, Alumni shall have the right to convert all or any part of the outstanding and unpaid principal, interest, penalties, and all other amounts under the Alumni Note into fully paid and non-assessable shares of the Company’s common stock at a conversion price of eighty percent (80%) of the lowest traded price of the common stock during the twenty (20) business days prior to Alumni’s delivery of a notice of conversion (the “Conversion Price’), subject to adjustment in the event the Company is no longer DWAC eligible, is subject to a DTC “chill” and/or the Company ceases to be a reporting issuer. Notwithstanding the foregoing, conversions will be subject to limitation whereby such conversion would result in beneficial ownership by Alumni and its affiliates of more than 9.99% of the outstanding shares of Company’s common stock (the “Beneficial Ownership Limitation”) or would exceed 19.99% of the Company’s outstanding common stock as of September 19, 2024 (the “Exchange Cap”).

In conjunction with the issuance of the Alumni Note to Alumni, the Company also issued Warrants to purchase 96,774 shares of common stock at a price per share of $3.10, which represents 100% warrant coverage on the principal amount of the Alumni Note. The Warrants are exercisable on or prior to the five (5) year anniversary of the date of issuance.

On September 19, 2024, the Company also entered into a Common Stock Securities Purchase Agreement (the “Common Stock SPA”) with Alumni Capital. Pursuant to the Common Stock SPA, the Company has the right, but not the obligation to cause Alumni Capital to purchase up to $10 million shares of common stock (the “Commitment Amount”) at the Purchase Price (defined below) during the period beginning on the execution date of the Common Stock SPA and ending on the earlier of (i) the date on which Alumni Capital has purchased $10 million shares of common stock pursuant to the Common Stock SPA or (ii) December 31, 2025. Pursuant to the Common Stock SPA, the “Purchase Price” means the lowest traded price of Company common stock during the five (5) business days prior a closing date multiplied by eighty nine percent (89%). No Purchase Notice will be made without an effective registration statement and no Purchase Notice will be in an amount greater than $500,000.

In consideration for Alumni Capital’s execution and delivery of, and performance under, the Common Stock SPA, the Company (i) issued and delivered 32,786 shares of Company common stock to Alumni Capital on September 19, 2024, and (ii) within one (1) business day from the date off effectiveness of the S-1 Registration Statement registering shares issuable pursuant to the Common Stock SPA, the Company shall cause its transfer agent to issue and deliver as DWAC or DRS shares to Alumni Capital that number of shares of common stock equal to two percent (2.00%) of the Commitment Amount divided by the VWAP for the Company’s common stock for the business day prior to the notice of effectiveness. See Risk Factors – “If we raise additional capital through the sale of shares of our common stock, convertible securities or debt in the future, your ownership in us could be diluted and restrictions could be imposed on our business and “Our existing stockholders may experience significant dilution from the sale of our common stock pursuant to the Common Stock SPA” for more information.

October 2024 Preferred Stock Sale

On October 1, 2024, the Company entered into a securities purchase agreement with an investor for the sale of 66,225 shares of Series I Convertible Preferred Stock at $3.02 per share, for total consideration of $200,000.

NOTE 20 – Subsequent Events

On March 8, 2024, the Company held a Special Meeting of Stockholders in a virtual format. The following proposals, constituting all of the proposals, were voted on by stockholders:

●	Proposal No. 1: The Company’s stockholders approved an amendment to the Current Articles of Incorporation to change the Company’s corporate name to “NextTrip, Inc.”

●	Proposal No. 2: The Company’s stockholders approved an amendment to the Current Articles to increase the number of shares of Company common stock authorized for issuance thereunder from 1,200,000 shares to 250,000,000 shares.

●	Proposal No. 3: The Company’s stockholders approved the adjournment of the Special Meeting by the chairman thereof to a later date to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are not sufficient votes to approve either of the foregoing proposals.

Although Proposal No. 3 was approved by the Company’s stockholders, the chairman of the Special Meeting did not elect to adjourn the meeting, as both of the other two proposals were also approved.

On March 11, 2024, Sigma Additive Solutions, Inc. (the “Company”) filed a Certificate of Amendment to its Amended and Restated Articles of Incorporation (the “Charter Amendment”), as amended to date (the “Current Articles”), with the Secretary of State of the State of Nevada, pursuant to which (i) the Company’s corporate name was changed from Sigma Additive Solutions, Inc. to “NextTrip, Inc.” (the “Name Change”), and (ii) the number of shares of Company common stock authorized for issuance under the Current Articles was increased from 1,200,000 shares to 250,000,000 shares (the “Increase in Authorized).

In connection with the Name Change, effective as of the open of the market on March 13, 2024, the Company’s common stock began trading on the Nasdaq Capital Market under the new ticker symbol “NTRP” (the “Ticker Symbol Change”). The CUSIP of the Company’s common stock remained unchanged.

On March 15, 2024, the Company’s Board of Directors approved the Company to enter into an unsecured promissory note for a line of credit with Messrs. Monaco and Kerby, the Company’s Chairman of the Board of Directors and Chief Executive Officer, respectively, for the aggregate principal amount of $500,000. Under the terms of the note, advances under the line of credit may be made at the Company’s request until May 31, 2024. The note bears an annual interest rate of 7.5% and matures on February 28, 2025, and may be prepaid by the Company at any time prior to maturity without penalty. As of April 19, 2024, the full principal amount of the note had been advanced to the Company and remains outstanding.

On April 25, 2024, the Company’s Board of Directors approved the Company to enter into a series of unsecured promissory notes with certain related parties, including investors, directors, officers and employees, who shall individually provide funds for the aggregate principal amount of $1,000,000. The notes bear an annual interest rate of 7.5% and shall mature one year from the date of each note’s execution, and may be prepaid by the Company at any time prior to maturity without penalty. On August 14, 2024, the Board of Directors approved an increase in the aggregate principal amount of the unsecured promissory notes to $2,000,000. As of August 31, 2024, $1,416,553 had been advanced to the Company and remains outstanding.

On June 17, 2024, the Company received a notification letter (the “Initial Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) advising the Company that it was not in compliance with Nasdaq’s continued listing requirements under Nasdaq Listing Rule 5250(c)(1) (the “Rule”) as a result of its failure to timely file its Annual Report on Form 10-K for the fiscal year ended February 29, 2024 (the “Form 10-K”).

On July 17, 2024, the Company received an additional notification letter (the “Additional Notice,” and together with the Initial Notice, the “Notices”) from Nasdaq stating that, because the Company has not filed its Quarterly Report on Form 10-Q for the quarter ended May 31, 2024 (the “Form 10-Q”), and because the Company remains delinquent in filing the Form 10-K, the Company remains noncompliant with the Rule.

Neither of the Notices have an immediate effect on the listing of the Company’s common stock on the Nasdaq Capital Market, and, therefore, the Company’s listing remains fully effective.

The Notices require the Company to either file the delinquent Form 10-K and Form 10-Q with the Commission or submit a plan to regain compliance with the Rule by August 16, 2024. If Nasdaq accepts the Company’s plan, then Nasdaq may grant an exception of up to 180 calendar days from the Form 10-K’s due date, or until December 10, 2024, to regain compliance. If Nasdaq does not accept the Company’s plan, then the Company will have the opportunity to appeal that decision to a Nasdaq Hearings Panel under Nasdaq Listing Rule 5815.

On August 16, 2024, the Company submitted a plan to Nasdaq regain compliance with the Rule, including the steps the Company will take to promptly file the Form 10-Q and regain compliance. The Company has requested an extension until September 30, 2024. There can be no assurance that the Company will regain compliance with the Rule, secure an exception until September 30, 2024 to regain compliance, or maintain compliance with other Nasdaq listing requirements.